John Hancock Equity Funds

Supplement to the Class A, Class B and Class C Shares Prospectus

dated March 1, 2006 as revised August 1, 2006

John Hancock Classic Value Fund

Effective the close of business on December 13, 2006, the John Hancock Classic Value Fund (“the Fund”) shall be closed to new investors, except as provided below. Shareholders holding accounts in the Fund as of the close of business on December 13, 2006 may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund as of the close of business on December 13, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:

1.

participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

2.

participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006);

3.

individuals or institutions that invest in certain fee-based investment products or mutual fund wrap programs where the Fund has been on a recommended list or in an asset allocation model since, on or before November 30, 2006, through a broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds but only for such period as the Fund remains on such list or model; and

4.	employees of Pzena Investment Management, LLC.

EQTPS12	December 1, 2006

John Hancock Equity Funds

Supplement to the Institutional Class I Prospectus

dated March 1, 2006 as revised August 1, 2006

John Hancock Classic Value Fund

Effective the close of business on December 13, 2006, the John Hancock Classic Value Fund (“the Fund”) shall be closed to new investors, except as provided below. Shareholders holding accounts in the Fund as of the close of business on December 13, 2006 may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund as of the close of business on December 13, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:

1.

participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

2.

participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006);

3.

individuals or institutions that invest in certain fee-based investment products or mutual fund wrap programs where the Fund has been on a recommended list or in an asset allocation model since, on or before November 30, 2006, through a broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds but only for such period as the Fund remains on such list or model; and

4.	employees of Pzena Investment Management.

KEQPS11	December 1, 2006

John Hancock Retirement Funds

Supplement to the Class R Shares Prospectus

dated March 1, 2006 as revised October 1, 2006

John Hancock Classic Value Fund

Effective the close of business on December 13, 2006, the John Hancock Classic Value Fund (“the Fund”) shall be closed to new investors, except as provided below. Shareholders holding accounts in the Fund as of the close of business on December 13, 2006 may continue to purchase additional shares in the Fund into those accounts after that date. Investors who did not maintain an account in the Fund as of the close of business on December 13, 2006, generally will not be permitted to establish an account in the Fund except that new Fund accounts may be established by:

1.

participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by September 15, 2006;

2.

participants in certain 529 plans that have a signed agreement with John Hancock Funds and offer the Fund as a plan option prior to September 15, 2006 (or were in the process of being established prior to September 15, 2006); and

3.	employees of Pzena Investment Management.

MFRPS13	December 1, 2006